Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2022
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Summary of Significant Accounting Policies
Note 2—Summary of Significant Accounting Policies
Basis of Preparation
The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2021, and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (the “IASB”) and as adopted by the European Union (the “EU”).
The accounting policies applied are consistent with those of the previous financial year. A description of our accounting policies is provided in the Accounting Policies section of the audited consolidated financial statements as of and for the year ended December 31, 2021. In addition, the accounting policy for convertible senior notes applied for the first time in this reporting period, is described below.
The preparation of financial statements in conformity with IFRS requires the use of certain significant accounting estimates and requires management to exercise its judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 3, “Significant Accounting Judgements and Estimates”.
Convertible Senior Notes
Convertible senior notes (“convertible notes”) are separated into a financial liability and an embedded derivative component based on the terms and conditions of the contract. The embedded derivative component is accounted for separately if this is not deemed closely related to the financial liability.
The convertible notes include an embedded equity conversion option which is not deemed closely related to the financial liability, and initially recognized and measured separately at fair value as derivative liabilities based on the stated terms upon issuance of the convertible notes. The conversion option is classified as a foreign currency conversion option and thus not convertible into a fixed number of shares for a fixed amount of cash. Accordingly, the conversion option is subsequently recognized and measured as a derivative liability at fair value through profit or loss, with any subsequent remeasurement gains or losses recognized as part of financial income or expenses.
In addition, the convertible notes include a redemption option, which entitle the Company to redeem the notes at a cash amount equal to the principal amount of the convertible notes, plus accrued and unpaid interest. The redemption option is closely related to the financial liability, and not separately accounted for. The initial carrying amount of the financial liability component including the redemption option is the residual amount of the proceeds, net of transaction costs, after separating the derivative component.
Transaction costs are apportioned between the financial liability and derivative component based on the allocation of proceeds when the instrument is initially recognized. Transaction costs apportioned to the financial liability component form part of the effective interest and are amortized over the expected lifetime of the liability. Transaction costs allocated to the derivative component are expensed as incurred.
The financial liability is subsequently measured at amortized cost until it is extinguished on conversion, optional redemption or upon repayment at maturity. The financial liability is presented as part of borrowings on the statement of financial position.

New International Financial Reporting Standards Not Yet Effective
The IASB has issued a number of new or amended standards, which have not yet become effective or have not yet been adopted by the EU. Therefore, these new standards have not been incorporated in these unaudited condensed consolidated interim financial statements.
Amendments to IAS 1, “Classification of Liabilities as Current or
Non-current”
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, “Presentation of Financial Statements”, to specify the requirements for classifying liabilities as current or non-current.
The amendments clarify:

•	What is meant by a right to defer settlement;

•	That a right to defer must exist at the end of the reporting period;

•	That classification is unaffected by the likelihood that an entity will exercise its deferral right; and

•	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
If approved by the EU, the amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The amendments are expected to require the convertible notes (presented as part of borrowings on the statement of financial position) and derivative liabilities, presented as non-current
liabilities at March 31, 2022, to be presented as current liabilities. On March 31, 2022, the carrying amount of convertible notes and derivative liabilities were €365.6 million and €141.4 million, respectively.
The consolidated financial statements are not expected to be affected by other new or amended standards.